Organization and Purpose	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Organization Consolidation And Presentation Of Financial Statements Abstract
Organization and Purpose

1. Organization and Purpose

Royalty Pharma plc is a newly formed English public limited company incorporated under the laws of England and Wales created for the purpose of consolidating our predecessor entities and facilitating the initial public offering (the “IPO” or the “Offering”) of our Class A ordinary shares that was completed in June 2020 (discussed below). Following our IPO, we operate and control the business affairs of Royalty Pharma Holdings Ltd. (“RP Holdings”), a private limited company incorporated under the laws of England and Wales and U.K. tax resident. Through our controlling ownership of RP Holdings’ Class A ordinary shares (the “RP Holdings Class A Interests”) and RP Holdings’ Class B ordinary shares (the “RP Holdings Class B Interests”), we conduct our business through RP Holdings and its subsidiaries and include RP Holdings and its subsidiaries in our condensed consolidated financial statements. RP Holdings is the sole owner of Royalty Pharma Investments 2019 ICAV, which is an Irish collective asset management entity formed to facilitate our Exchange Offer Transactions (defined below), and is the successor to Royalty Pharma Investments, an Irish Unit Trust (“Old RPI”), for accounting and financial reporting purposes. RP Holdings is owned directly by RPI US Partners 2019, LP, a Delaware limited partnership, RPI International Holdings 2019, LP, (together, the “Continuing Investors Partnerships”), and Royalty Pharma plc. Old RPI is a unit trust established in August 2011 under the laws of Ireland and authorized by the Central Bank of Ireland pursuant to the Unit Trusts Act, 1990. Prior to the Exchange Offer Transactions, Old RPI was owned by various partnerships (the “Legacy Investors Partnerships”).

“Royalty Pharma,” “Royalty Pharma Investments,” “RPI,” the “Company,” “we,” “us” and “our” refer to Royalty Pharma plc and its subsidiaries on a consolidated basis. After the consummation of the Reorganization Transactions (defined below) and before the consummation of the Offering, “Royalty Pharma,” the “Company,” “we,” “us” and “our” refer to Royalty Pharma Investments 2019 ICAV. Prior to the Reorganization Transactions, “Royalty Pharma,” the “Company,” “we,” “us” and “our” refer to Old RPI.

We are the largest buyer of biopharmaceutical royalties and a leading funder of innovation across the biopharmaceutical industry. We fund innovation in the biopharmaceutical industry both directly and indirectly—directly when we partner with companies to co-fund late-stage clinical trials and new product launches in exchange for future royalties, and indirectly when we acquire existing royalties from the original innovators. We acquire royalties in a variety of ways that can be tailored to the needs of our partners. We classify our acquisitions according to the following structures:

Third-party Royalties—A royalty is the contractual right to a percentage of top-line sales from a licensee’s use of a product, technology or intellectual property. The majority of our current portfolio consists of royalties that had been previously created by other parties prior to our acquisition.

Synthetic / Hybrid Royalties—A synthetic royalty is the contractual right to a percentage of top-line sales created by the developer and/or marketer of a therapy in exchange for funding. In many of our synthetic royalty acquisitions, we also make investments in the public equity of the company, where the main value driver of the company is the product on which we concurrently acquired a royalty.

R&D Funding—We fund R&D, typically for large biopharmaceutical companies, in exchange for future royalties and/or milestones if the product or indication we are funding is approved.

Acquisitions of Companies—We acquire royalties in connection with M&A transactions, often from the buyers of biopharmaceutical companies when they dispose of the non-strategic assets of the target company following the closing of the acquisition. We also seek to partner with companies to acquire other biopharmaceutical companies that own significant royalties. We may also seek to acquire biopharmaceutical companies that have significant royalties or where we can create royalties in subsequent transactions.

RP Management, LLC (the “Manager”), a Delaware limited liability company, is an external adviser which is responsible for the management of Royalty Pharma. RP Management (Ireland) Ltd. (“RP Ireland”), is the manager of Old RPI and equivalent to the board of directors of a company or general partner of a partnership and is responsible for the day to day operations of Old RPI. Its functions can be delegated to third parties. RP Ireland delegated responsibility for investment management of Old RPI to its parent company, the Manager, in accordance with the investment objectives and policies of Old RPI.

Reorganization Transactions

In connection with our IPO, we consummated an exchange offer on February 11, 2020 (the “Exchange Date”). Through the exchange offer, investors representing 82% of the aggregate limited partnership in the Legacy Investors Partnerships, exchanged their limited partnership interests in the Legacy Investors Partnerships for limited partnership interests in the Continuing Investors Partnerships. The exchange offer transaction together with (i) the concurrent incurrence of indebtedness under our new credit facility and (ii) the issuance of additional interests in Continuing Investors Partnerships to satisfy performance payments payable in respect of assets acquired prior to the date of the IPO are referred to as the “Exchange Offer Transactions.”

As a result of the Exchange Offer Transactions, we own, through our wholly-owned subsidiary RPI 2019 Intermediate Finance Trust, a Delaware statutory trust (“RPI Intermediate FT”), an 82% economic interest in Old RPI. Through our 82% indirect ownership of Old RPI, we are legally entitled to 82% of the economics of Old RPI’s wholly-owned subsidiaries, RPI Finance Trust, a Delaware statutory trust (“RPIFT”) and RPI Acquisitions (Ireland), Limited (“RPI Acquisitions”), an Irish private limited company, and 66% of Royalty Pharma Collection Trust, a Delaware statutory trust (“RPCT”). The remaining 34% of RPCT is owned by the Legacy Investors Partnerships and Royalty Pharma Select Finance Trust, a Delaware statutory trust (“RPSFT”), which is wholly owned by Royalty Pharma Select, an Irish Unit trust (“RPS”). From the Exchange Date until the expiration of the Legacy Investors Partnerships’ investment period on June 30, 2020 (the “Legacy Date”), the Legacy Investors Partnerships were offered to participate proportionately in any investment made by Old RPI. Following the Legacy Date, Old RPI has ceased making new investments and each of Old RPI and the Legacy Investors Partnerships became legacy entities. Following the Legacy Date, we will make new investments through our subsidiaries (together with RPI, the “RPI Group”), including RPI Intermediate FT.

As part of the Exchange Offer Transactions, the Legacy Investors Partnerships and RPI Intermediate FT entered into new credit facilities in the amount of $1.3 billion and $6.0 billion, respectively, the proceeds of which were used to repay the $6.3 billion outstanding debt of RPIFT and, in the case of RPI Intermediate FT, will also be used to fund future investments. As part of the new credit facilities, RPI Intermediate FT repaid $5.2 billion, its pro rata portion of RPIFT’s outstanding debt and accrued interest. RPIFT also terminated all outstanding interest rate swaps in connection with the debt refinancing.

Prior to, and as a condition precedent to the closing of the IPO, various reorganization transactions became effective, including the following:

•	the Exchange Offer Transactions (as described above); and

•	the execution of a new management agreement with the Manager (the “New Management Agreement”).

We refer to these transactions collectively as the “Reorganization Transactions.”

As Old RPI is our predecessor for financial reporting purposes, we have recorded Old RPI’s assets and liabilities at the carrying value reflected on Old RPI’s balance sheet as of the Exchange Date. The references in the following notes for the periods prior to the Exchange Date refer to the financial results of Old RPI for the same periods.

June 2020 IPO

Our IPO was completed on June 18, 2020, whereby we issued 89,333,920 shares of Class A ordinary shares at a price to the public of $28.00 per share, of which 71,652,250 and 17,681,670 shares were offered by the Company and selling shareholders, respectively. The number of Class A ordinary shares issued at closing included the exercise in full of the underwriters’ option to purchase 11,652,250 additional Class A ordinary shares from the Company. The Company received net proceeds of approximately $1.9 billion from the IPO after deducting underwriting discounts and commissions of approximately $86.3 million. The Class A ordinary shares began trading on the Nasdaq Global Select Market under the ticker symbol “RPRX” on June 16, 2020. We used the net proceeds from the IPO to acquire the RP Holdings Class A Interests shortly after completion of the Offering. As a result, we own 100% of RP Holdings Class A Interests.

In connection with the IPO, pursuant to agreements with the Continuing Investors Partnerships, certain of the Continuing Investors agreed to exchange, upon consummation of the IPO, interests in the Continuing Investors Partnerships represented by their ownership of 294,175,555 RP Holdings Class B Interests into an aggregate of 294,175,555 Class A ordinary shares of the Company. Following the exchange, Royalty Pharma plc indirectly owns 294,175,555 RP Holdings Class B Interests. The remaining investors in the Continuing Investors Partnerships who did not elect to exchange into Class A ordinary shares hold 241,207,425 newly issued Class B ordinary shares of Royalty Pharma. As a result, the Continuing Investors Partnerships hold a number of our Class B shares equal to the number of RP Holdings Class B Interests indirectly held by them at such time which are exchangeable for Class A ordinary shares of Royalty Pharma plc. Our Class B shares will not be publicly traded and holders of Class B shares only have limited rights to receive a distribution equal to their nominal value upon a liquidation, dissolution or winding up of the Company. However, the RP Holdings Class B Interests will be entitled to dividends and distributions from RP Holdings. Our Class A ordinary and Class B shares will vote together as a single class on all matters submitted to a vote of shareholders, except as otherwise required by applicable law, with each share entitled to one vote.

1. Organization and Purpose

Royalty Pharma Investments and subsidiaries (the “Trust”, “Company”, “Old RPI” or “we”) is a unit trust established in August 2011 under the laws of Ireland and authorized by the Central Bank of Ireland pursuant to the Unit Trusts Act, 1990. Our goal is to participate in royalties generated from the sale of pharmaceutical products through the acquisition of the contractual royalty streams associated with these products and, in some cases, the underlying intellectual property. We do this through directly acquiring royalties held by inventors, universities, research hospitals, foundations or companies; co-funding the development of pharmaceutical products with strategic operating partners; and indirectly acquiring royalty-rich companies for the purpose of obtaining the royalties, either alone or with partners who are interested in the acquisition of the operating assets.

RP Management (Ireland) Ltd. (“RP Ireland”), is the manager of the Trust and equivalent to the board of directors of a company or general partner of a partnership and is responsible for the day to day operations of the Trust. Its functions can be delegated to third parties. RP Ireland has delegated responsibility for investment management of the Trust to its parent company RP Management, LLC (the “Manager”), in accordance with the investment objectives and policies of the Trust. RP Ireland has delegated responsibility for the administrative functions of the Trust to State Street (Ireland) Limited (the “Administrator”), an unrelated party.

The units of the Trust are held exclusively by RPI US Partners, LP; RPI US Partners II, LP; RPI International Partners, LP; and RPI International Partners II, LP (the “Legacy Investors Partnerships”). The RPI Legacy Holders are also managed by the Manager. At the discretion of RP Ireland, the Trust can distribute to its unitholders free cash flow after debt service and covenant requirements.

Reorganization Transactions and the U.S. Listing

In connection with an anticipated U.S. listing of Class A ordinary shares of Royalty Pharma plc, we consummated an exchange offer on February 11, 2020 (the “Exchange Date”). Through the exchange offer, 82% of investors who invested in Old RPI through the Legacy Investors Partnerships, exchanged their limited partnership interests in the Legacy Investors Partnerships for limited partnership interests in RPI US Partners 2019, LP, a Delaware limited partnership (the “Continuing US Investors Partnership”) or RPI International Holdings 2019, LP, a Cayman Islands exempted limited partnership (the “Continuing International Investors Partnership” and together with the Continuing US Investors Partnership, the “Continuing Investors Partnerships”). The exchange offer transaction together with (i) the concurrent incurrence of indebtedness under our new credit facility and (ii) the issuance of additional interests in Continuing Investors Partnerships to satisfy performance payments payable in respect of assets acquired prior to the date of the U.S. listing are referred to as the “Exchange Offer Transactions.”

As a result of the Exchange Offer Transactions, 82% of the portfolio of Old RPI was effectively transferred to our successor, Royalty Pharma Investments 2019 ICAV, an Irish collective asset management entity (“RPI”) on the Exchange Date. RPI, through its wholly-owned subsidiary RPI 2019 Intermediate Finance Trust, a Delaware statutory trust (“RPI Intermediate FT”), owns an 82% economic interest in Old RPI. Through its 82% indirect ownership of Old RPI, RPI is legally entitled to 82% of the economics of Old RPI’s wholly-owned subsidiaries, RPI Finance Trust, a Delaware statutory trust (“RPIFT”) and RPI Acquisitions (Ireland), Limited (“RPI Acquisitions”), an Irish private limited company, and 66% of Royalty Pharma Collection Trust, a Delaware statutory trust (“RPCT”). The remaining 34% of RPCT is owned by the Legacy Investors Partnerships and Royalty Pharma Select Finance Trust, a Delaware statutory trust (“RPSFT”), which is wholly owned by Royalty Pharma Select, an Irish Unit trust (“RPS”). From the Exchange Date until the expiration of the Legacy Investors Partnerships’ investment period on June 30, 2020 (the “Legacy Date”), RPI will participate proportionately with the Legacy Investors Partnerships in any investment made by Old RPI. Following the Legacy Date, Old RPI will cease making new investments and each of Old RPI and the Legacy Investors Partnerships will become legacy entities. Following the Legacy Date, we will make new investments through RPI and its wholly-owned subsidiaries (together with RPI, the “RPI Group”), including RPI Intermediate FT.

As part of the Exchange Offer Transactions, the Legacy Investors Partnerships and RPI Intermediate FT have entered into new credit facilities in the amount of $1,260,000,000 and $6,040,000,000, respectively, the proceeds of which were used to repay the $6,273,000,000 outstanding debt of RPIFT and, in the case of RPI Intermediate FT, will also be used to fund future investments. As part of the new credit facilities, RPI Intermediate FT repaid $5,175,884,653, its pro rata portion of RPIFT’s outstanding debt and accrued interest. RPIFT terminated all outstanding interest rate swaps in connection with the debt refinancing.

Prior to, and as a condition precedent to the closing of the U.S. listing, various reorganization transactions will be effected, including the following:

•	the Exchange Offer Transactions (as described above); and

•	the execution of a new management agreement with the Manager.

We refer to these transactions collectively as the “Reorganization Transactions.”

After the consummation of the Reorganization Transactions and before the consummation of the offering, “Royalty Pharma plc,” “Royalty Pharma,” the “Company,” “we,” “us” and “our” refer to Royalty Pharma Investments 2019 ICAV. After the consummation of this offering, “Royalty Pharma plc,” the “Company,” “we,” “us” and “our” refer to Royalty Pharma plc, an English public limited company incorporated under the laws of England and Wales, and its subsidiaries on a consolidated basis, as they would exist upon the closing of the U.S. listing. Immediately following this offering, we will be a holding company and our principal asset will be a controlling equity interest in Royalty Pharma Holdings Ltd., (“RP Holdings”), a private limited company incorporated under the laws of England and Wales and U.K. tax resident. RP Holdings will be formed in connection with the Reorganization Transactions, following which it will be the sole equity owner of RPI. The RP Holdings Class B shares will be initially held through a depositary. We refer to the RP Holdings Class B shares or the depositary receipts that represent them as the “RP Holdings Class B Interests.”